UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MAK Capital One LLC
Address:          590 Madison Ave, 9th Floor
                  New York, New York 10022


Form 13F File Number: 028-12344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Kaufman
Title:            Managing Member
Phone:            (212) 486-3211

Signature, Place, and Date of Signing:

  /s/ Michael Kaufman       New York, New York       February 14, 2011
-----------------------  -----------------------     -----------------
      [Signature]             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     $303,515 (thousands)


List of Other Included Managers:

No.  13F File No.  Name
---  ------------  ----
01   028-05431     Sunrise Partners Limited Partnership

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


                                                        FORM 13F INFORMATION TABLE
                                                           MAK CAPITAL ONE LLC
                                                                 12/31/2010

                                 Other Reporting Manager:  01 = Sunrise Partners Limited Partnership

                                                                     SHARES/
                                TITLE OF                     VALUE   PRN       SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     (x$1000)  AMT       PRN  CALL DISCRETN MANAGERS   SOLE      SHARED   NONE
--------------                  --------         ------    -------- --------  ---- ---- -------- --------    ----      ------   ----
AGILYSYS INC                    COM              00847J105   29,753  5,284,648 SH         SOLE               5,284,648
AGILYSYS INC                    COM              00847J105    9,978  1,772,286 SH         DEFINED   01                  1,772,286
AMARIN CORP PLC                 SPONS ADR NEW    023111206    6,674    813,800 SH         SOLE                 813,800
AMARIN CORP PLC                 SPONS ADR NEW    023111206    1,417    172,743 SH         DEFINED   01                    172,743
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3        -     59,000 PRN        SOLE                  59,000
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3        -     25,920 PRN        DEFINED   01                     25,920
EQUITABLE RES INC               COM              26884L109   53,841  1,200,734 SH         SOLE               1,200,734
EQUITABLE RES INC               COM              26884L109   11,209    249,981 SH         DEFINED   01                    249,981
EXXON MOBIL CORP                COM              30231G102   52,135    713,000 SH         SOLE                 713,000
EXXON MOBIL CORP                COM              30231G102   10,880    148,800 SH         DEFINED   01                    148,800
MOSAIC CO                       COM              61945A107   41,960    549,500 SH         SOLE                 549,500
MOSAIC CO                       COM              61945A107    8,760    114,720 SH         DEFINED   01                    114,720
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106      345  3,627,192 SH         SOLE               3,627,192
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106      151  1,592,865 SH         DEFINED   01                  1,592,865
THQ INC                         COM NEW          872443403   26,645  4,396,806 SH         SOLE               4,396,806
THQ INC                         COM NEW          872443403    3,047    502,856 SH         DEFINED   01                    502,856
ZYGO CORP                       COM              989855101   37,654  3,073,785 SH         SOLE               3,073,785
ZYGO CORP                       COM              989855101    9,067    740,183 SH         DEFINED   01                    740,183
